Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 6 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
Accounts receivable	47,819,952	45,738,868	6,389,359
Less: allowance of expected credit losses	(24,105,435)	(22,220,433)	(3,104,019)
Accounts receivable, net	23,714,517	23,518,435	3,285,340

The following table summarizes the changes in allowance for credit losses:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
Beginning balance	27,735,262	24,105,435	3,353,380
Provision for expected credit losses, net of recovery	(3,951,391)	(258,607)	(36,125)
Deconsolidation of subsidiaries	-	(1,536,649)	(214,658)
Exchange rate difference	321,564	(89,746)	1,422
Ending balance	24,105,435	22,220,433	3,104,019